NOTE 12. Summary of short-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	7.03%	7.61%
Lease securitization borrowings, Weighted-average interest rate	0.00%	10.62%
Total, Weighted-average interest rate	7.03%	8.07%
Short-term bank loans, Maturities	February 2013 to November 2013
Lease securitization borrowings	June 2012
Short-term bank loans	$ 102,458	$ 126,966
Lease securitization borrowings		23,013
Total	$ 102,458	$ 149,979